Schedule of other non-financial liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Other Non-financial Liabilities
Indirect taxes payable	$ 665,120
Payroll taxes payable	85,502
Statutory contributions payable	186,886
Deferred income	4,791
Other non-financial liabilities	$ 942,299